DISCONTINUED OPERATIONS - Reconciliation of cash, cash equivalents and restricted cash reported (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DISCONTINUED OPERATIONS
Cash, cash equivalents and restricted cash at end of period	$ 3,244	$ 5,497	$ 16,625
Cash, cash equivalents and restricted cash included in current assets held for sale	33	77	1,179
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Total	$ 3,277	$ 5,574	$ 17,804	$ 47,894